TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Carryforward losses and tax credit	$ 21,070	$ 16,862
Deferred revenues	3,770	4,976
Operating lease liabilities	1,829	1,886
Employee stock-based compensation	6,290	7,173
Other temporary differences	3,913	3,521
Deferred tax assets before valuation allowance	36,872	34,418
Valuation allowance	(13,852)	(11,930)
Net deferred tax assets	23,020	22,488
Intangible assets, including goodwill	(4,749)	(4,656)
ROU assets	(1,668)	(1,909)
Depreciable assets	(852)	(837)
Deferred tax liability	(7,269)	(7,402)
Net deferred tax assets	$ 15,751	$ 15,086